AQR FUNDS

Supplement dated April 2, 2018 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus and Summary Prospectuses each dated January 29, 2018, as amended (the “Prospectuses”), of the AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund (each a “Fund”, collectively the “Funds”)

This Supplement updates certain information contained in the Prospectuses. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 2, 2018, Mr. Hoon Kim, Ph.D., M.B.A., CFA, will no longer serve as a portfolio manager to each Fund. All remaining members of each Fund’s portfolio management team, including Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S. and Jacques A. Friedman, M.S. are unchanged. Accordingly, all references to Mr. Kim are deleted from the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated April 2, 2018 (“Supplement”)

to the Class R6 Shares Prospectus and Summary Prospectuses each dated January 29, 2018, as amended (the “Prospectuses”), of the AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund (each a “Fund”, collectively the “Funds”)

This Supplement updates certain information contained in the Prospectuses. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 2, 2018, Mr. Hoon Kim, Ph.D., M.B.A., CFA, will no longer serve as a portfolio manager to each Fund. All remaining members of each Fund’s portfolio management team, including Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S. and Jacques A. Friedman, M.S. are unchanged. Accordingly, all references to Mr. Kim are deleted from the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated April 2, 2018 (“Supplement”)

to the Statement of Additional Information dated January 29, 2018, as amended (the “SAI”), of the AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund (each a “Fund”, collectively the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective April 2, 2018, Mr. Hoon Kim, Ph.D., M.B.A., CFA, will no longer serve as a portfolio manager to each Fund. All remaining members of each Fund’s portfolio management team, including Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S. and Jacques A. Friedman, M.S. are unchanged. Accordingly, all references to Mr. Kim are deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1